Property and Equipment Narrative (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment	$ 23,751	$ 20,000
Depreciation expense	3,500	2,700	2,000
Surgical Instrument Sets [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	2,000	3,300
Instrument sets under capital lease	690	661
Accumulated amortization	660	500
Depreciation expense	$ 133	$ 129	$ 181